Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Computed expected income tax expense (benefit)		22,539,520	2,066,116	(10,694,011)
Tax rate differential for entities in non-PRC jurisdictions		770,418	59,789	865,955
Research and development expenses bonus deduction		(4,932,333)	(3,188,028)	(1,619,472)
Non-deductible expenses
Entertainment expense		322,430	253,351	443,622
Impairment loss on an equity method investment				51,712
Share of losses of equity method investments				410,634
Share-based compensation costs		4,455,636	106,521	72,974
Other		20,348	300,571	94,644
Preferential income tax rate		(5,240,442)
Tax rate differential		(4,602,374)	(1,810,791)	1,430,646
Change in tax rate		1,070,764
Change in valuation allowance		(16,060,780)	(4,691,090)	8,943,296
Income tax benefit	$ (273,686)	(1,656,813)	(6,903,561)